Document and Entity Information	0 Months Ended
Apr. 21, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 21, 2014
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Apr. 21, 2014
Document Effective Date	Apr. 21, 2014
Prospectus Date	Mar. 31, 2014
A, C, Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PQUAX
A, C, Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PUMCX
A, C, Y Prospectus | PACE® Small/Medium Co Growth Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PUMYX
Class P Prospectus | PACE® Small/Medium Co Growth Equity Investments | Class P
Risk/Return:
Trading Symbol	PCSGX